Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2021
Extractive Industries [Abstract]
Schedule of Oil and Gas Properties

	Unproven properties	Proven properties
	Bulgaria	Turkey	Total
December 31, 2019	$3,115,904	$2,458,391	$5,574,295
Expenditures	-	5,084	5,084
Depletion	-	(239,002)	(239,002)
Foreign currency translation change	6,539	-	6,539
December 31, 2020	3,122,443	2,224,473	5,346,916
Expenditures	-	66,122	66,122
Depletion	-	(233,798)	(233,798)
Foreign currency translation change	(6,297)	-	(6,296)
December 31, 2021	$3,116,146	$2,056,797	$5,172,943